Schedule of Allowance for Doubtful Accounts (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 1	$ 9,373,327
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 2	24,708,326
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 3	(4,598,552)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 4	(55,548)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 5	90,061
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 6	29,517,614
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 7	65,499,431
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 8	(35,234,491)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 9	(399,309)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 10	1,315,434
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 11	$ 60,698,679